Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Table]
Auditor Name	ONESTOP ASSURANCE PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated financial position of Cellyan Biotechnology Co., Ltd (formerly known as Hong Kong Pharma Digital Technology Holdings Limited) (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.